26. Expenses by nature (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfExpensesByNatureLineItems [Line Items]
Cost of sales	R$ (37,834)	R$ (33,646)	R$ (31,654)
Selling expenses	(7,297)	(7,027)	(6,781)
General and administrative expenses	(1,057)	(1,032)	(948)
Operating expense	(46,188)	(41,705)	(39,383)
Cost of inventories
DisclosureOfExpensesByNatureLineItems [Line Items]
Operating expense	(36,239)	(32,140)	(30,194)
Personnel expenses
DisclosureOfExpensesByNatureLineItems [Line Items]
Operating expense	(4,846)	(4,691)	(4,503)
Outsourced services
DisclosureOfExpensesByNatureLineItems [Line Items]
Operating expense	(636)	(648)	(587)
Functional expenses
DisclosureOfExpensesByNatureLineItems [Line Items]
Operating expense	(2,380)	(2,376)	(2,304)
Selling expenses
DisclosureOfExpensesByNatureLineItems [Line Items]
Operating expense	(1,334)	(1,226)	(1,167)
Other expenses
DisclosureOfExpensesByNatureLineItems [Line Items]
Operating expense	R$ (753)	R$ (624)	R$ (628)